UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.3%      Commercial Banks - 0.0%                    646   Erste Bank der Oesterreichischen Sparkassen AG    $     40,180
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%            5,929   RHI AG (b)                                             231,701
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%               45   Mayr-Melnhof Karton AG                                   7,720
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                       8   Boehler-Uddeholm AG                                        450
                                                             1,568   Voestalpine AG                                          64,693
                                                                                                                       ------------
                                                                                                                             65,143
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                    31   IMMOFINANZ Immobilien Anlagen AG (b)                       373
                    Development - 0.0%                       1,553   Meinl European Land Ltd. (b)                            33,798
                                                                                                                       ------------
                                                                                                                             34,171
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                         378,915
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%      Beverages - 0.0%                           496   InBev NV                                                27,281
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                           629   Solvay SA                                               81,272
                                                               244   Umicore                                                 36,070
                                                                                                                       ------------
                                                                                                                            117,342
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                  2,912   Dexia                                                   75,362
                                                             1,272   KBC Bancassurance Holding                              133,819
                                                                                                                       ------------
                                                                                                                            209,181
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                         41   D'ieteren SA                                            13,670
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   10,431   Fortis                                                 422,964
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            2,299   Belgacom SA                                             89,523
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                130   Bekaert SA                                              12,787
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples                           3,523   Delhaize Group                                         295,659
                    Retailing - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                         32   AGFA-Gevaert NV                                            758
                    Products - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                              138   Compagnie Maritime Belge SA (CMB)                        4,699
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.3%                   4,960   UCB SA                                                 315,097
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  70   Mobistar SA                                              5,790
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                       1,514,751
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%      Beverages - 0.0%                           350   Carlsberg A/S                                           29,400
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                  2,392   Danske Bank A/S                                         93,963
                                                               684   Sydbank A/S                                             25,155
                                                                                                                       ------------
                                                                                                                            119,118
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                             450   FLS Industries A/S Class B                              20,830
                    Engineering - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                229   Vestas Wind Systems A/S (b)                              6,107
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                    300   Coloplast A/S Class B                             $     24,079
                    Supplies - 0.0%                            232   GN Store Nord                                            3,547
                                                                                                                       ------------
                                                                                                                             27,626
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                  120   Bang & Olufsen A/S Class B                              12,862
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                           198   Topdanmark A/S (b)                                      27,311
                                                               236   TrygVesta A/S                                           14,051
                                                                                                                       ------------
                                                                                                                             41,362
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           200   NKT Holding A/S                                         15,084
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                4   AP Moller - Maersk A/S                                  34,246
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                      150   D/S Torm A/S                                             7,746
                    Fuels - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.6%                      79   H Lundbeck A/S                                           1,838
                                                            10,508   Novo-Nordisk A/S B                                     780,036
                                                                                                                       ------------
                                                                                                                            781,874
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Denmark                       1,096,255
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%      Auto Components - 0.0%                       1   Nokian Renkaat Oyj                                          18
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.2%         77,387   Nokia Oyj                                            1,535,153
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            1,650   Elisa Corp.                                             36,368
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                4,823   Fortum Oyj                                             128,362
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%            604   Kesko Oyj Class B                                       25,371
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                         4,500   Sampo Oyj                                               93,714
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                           400   Cargotec Corp. Class B                                  16,909
                                                             3,318   Metso Oyj                                              121,974
                                                               701   Wartsila Oyj                                            28,416
                                                                                                                       ------------
                                                                                                                            167,299
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                   1,035   Outokumpu Oyj                                           26,392
                                                               900   Rautaruukki Oyj                                         25,823
                                                                                                                       ------------
                                                                                                                             52,215
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                        2   Neste Oil Oyj                                               58
                    Fuels - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%               9   UPM-Kymmene Oyj                                            214
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                       2   Orion Oyj (b)                                               38
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                       2,038,810
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.4%       Aerospace & Defense - 0.0%                   1   European Aeronautic Defense and Space Co.                   29
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                          1,739   Air France-KLM                                          52,385
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.2%                       2,119   Renault SA                                             242,790
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                    58   Cie de Saint-Gobain                                      4,203
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                         1,133   Air Liquide                                       $    230,929
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                  7,863   BNP Paribas                                            845,147
                                                             5,711   Credit Agricole SA                                     250,600
                                                             3,236   Societe Generale                                       514,451
                                                                                                                       ------------
                                                                                                                          1,610,198
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%         19,693   Alcatel SA                                             240,232
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                           3,542   Vinci SA                                               393,944
                    Engineering - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.7%            6,609   Lafarge SA                                             852,266
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                1   France Telecom SA                                           23
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%              1,191   Alstom (b)                                             107,646
                                                             1,760   Schneider Electric SA                                  196,083
                                                                                                                       ------------
                                                                                                                            303,729
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.8%         16,707   Carrefour SA                                         1,054,584
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.3%                     9,685   Gaz de France                                          385,231
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                    1,000   Accor SA                                                68,088
                    Leisure - 0.1%                           1,034   Sodexho Alliance SA                                     57,239
                                                                                                                       ------------
                                                                                                                            125,327
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.2%                       1,203   Atos Origin (b)                                         66,244
                                                             4,750   Cap Gemini SA                                          251,694
                                                                                                                       ------------
                                                                                                                            317,938
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                        17,420   AXA                                                    641,704
                                                             1,000   Assurances Generales de France (AGF)                   125,789
                                                             2,198   CNP Assurances                                         213,001
                                                             7,658   SCOR                                                    18,626
                                                                                                                       ------------
                                                                                                                            999,120
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                             1,495   Publicis Groupe                                         58,821
                                                                 1   Societe Television Francaise 1                              32
                                                            13,116   Vivendi SA                                             472,357
                                                                                                                       ------------
                                                                                                                            531,210
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                   9,035   Suez SA                                                396,916
                                                             3,086   Veolia Environnement                                   186,117
                                                                                                                       ------------
                                                                                                                            583,033
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                  2,303   Pinault-Printemps-Redoute                              341,036
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                  334   Neopost SA                                              39,813
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   22,777   Total SA                                             1,493,134
                    Fuels - 1.2%
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.7%                   9,632   Sanofi-Aventis                                    $    856,536
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              401   Klepierre                                               59,991
                    (REITs) - 0.3%                           1,840   Unibail                                                386,218
                                                                                                                       ------------
                                                                                                                            446,209
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor          21,741   STMicroelectronics NV                                  376,478
                    Equipment - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                         13,085   Business Objects SA (b)                                442,399
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury               2,087   LVMH Moet Hennessy Louis Vuitton SA                    214,802
                    Goods - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   1   Bouygues                                                    53
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                       12,137,631
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.0%      Auto Components - 0.1%                     708   Continental AG                                          82,009
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.7%                       7,966   DaimlerChrysler AG                                     397,684
                                                             5,433   Volkswagen AG                                          462,351
                                                                                                                       ------------
                                                                                                                            860,035
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                   4,457   Deutsche Bank AG Registered Shares                     537,265
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                         4,350   BASF AG                                                347,980
                                                               238   Linde AG                                                22,397
                                                                                                                       ------------
                                                                                                                            370,377
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                  4,840   Commerzbank AG                                         162,780
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                             436   Hochtief AG                                             27,267
                    Engineering - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    1,104   Deutsche Boerse AG                                     165,862
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                1   Deutsche Telekom AG                                         16
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.8%                8,791   E.ON AG                                              1,040,996
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%          1,511   Metro AG                                                88,219
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                       718   Suedzucker AG                                           17,718
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                  1,932   Fresenius Medical Care AG                              250,708
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                        1   TUI AG                                                      21
                    Leisure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                  700   Henkel KGaA                                             86,536
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                         5,151   Allianz AG Registered Shares                           890,538
                                                             2,042   Muenchener Rueckversicherungs AG Registered
                                                                     Shares                                                 322,589
                                                                                                                       ------------
                                                                                                                          1,213,127
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                           629   Heidelberger Druckmaschn                                25,904
                                                             2,677   MAN AG                                                 226,322
                                                                                                                       ------------
                                                                                                                            252,226
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                 1   Premiere AG (b)                                             13
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                     425   Salzgitter AG                                           39,899
                                                            19,019   ThyssenKrupp AG                                        640,134
                                                                                                                       ------------
                                                                                                                            680,033
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                   4,871   RWE AG                                            $    448,893
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.3%                 6,405   Beiersdorf AG                                          340,526
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                   2,180   Merck KGaA                                             230,918
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor          39,468   Infineon Technologies AG (b)                           467,464
                    Equipment - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                          1,976   SAP AG                                                 391,485
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                    339   Douglas Holding AG                                      15,846
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                 377   Adidas-Salomon AG                                       17,718
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                       7,748,058
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%       Beverages - 0.0%                         1,178   Coca-Cola Hellenic Bottling Co. SA                      40,559
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                  9,960   National Bank of Greece SA                             428,216
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                           1,295   Hellenic Technodomiki Tev SA                            12,664
                    Engineering - 0.0%                         728   Technical Olympic SA                                     2,453
                                                                                                                       ------------
                                                                                                                             15,117
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    6,062   Hellenic Exchanges SA                                   95,988
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               96   Hellenic Telecommunications Organization SA              2,352
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                   10,181   OPAP SA                                                341,765
                    Leisure - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                    1,163   Hellenic Petroleum SA                                   13,937
                    Fuels - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                          937,934
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.1%                         12,393   Ryanair Holdings Plc (b)                               132,498
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                         3,343   C&C Group Plc                                           45,354
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                 8,280   Kingspan Group Plc                                     170,442
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                  9,160   Allied Irish Banks Plc                                 243,440
                                                             6,344   Bank of Ireland                                        123,994
                                                                                                                       ------------
                                                                                                                            367,434
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%            5,839   CRH Plc                                                196,971
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                     1,153   Iaws Group Plc                                          21,383
                                                             1,416   Kerry Group Plc                                         33,543
                                                                                                                       ------------
                                                                                                                             54,926
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                           927   Irish Life & Permanent Plc                              23,204
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                   4,658   Elan Corp. Plc (b)                                      71,987
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                       1,062,816
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.9%        Automobiles - 0.1%                       5,898   Fiat SpA                                                93,952
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                   2,671   Banca Fideuram SpA                                      17,002
                                                             6,663   Mediobanca SpA                                         145,107
                                                                 1   Mediolanum SpA                                               7
                                                                                                                       ------------
                                                                                                                            162,116
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.7%                 33,514   Banca Intesa SpA                                  $    220,294
                                                            21,132   Banca Intesa SpA (RNC)                                 129,134
                                                             3,168   Banca Lombarda e Piemontese SpA                         65,056
                                                            33,916   Banca Monte dei Paschi di Siena SpA                    205,407
                                                               800   Banca Popolare dell'Etruria e del Lazio                 15,816
                                                               400   Banca Popolare di Intra Scrl (b)                         7,168
                                                            33,667   Banca Popolare di Milano Scrl                          444,944
                                                             6,200   Banca Popolare Italiana (b)                             74,855
                                                               512   Banche Popolari Unite Scrl                              13,763
                                                               335   Banco Popolare di Verona e Novara Scrl                   9,247
                                                            30,302   Capitalia SpA                                          250,962
                                                             1,600   Credito Emiliano SpA                                    22,698
                                                               500   Piccolo Credito Valtellinese Scarl                       7,324
                                                             7,756   Sanpaolo IMI SpA                                       163,585
                                                            70,828   UniCredito Italiano SpA                                587,228
                                                                                                                       ------------
                                                                                                                          2,217,481
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                1   Telecom Italia SpA                                           3
                    Services - 0.0%                              1   Telecom Italia SpA (RNC)                                     2
                                                                                                                       ------------
                                                                                                                                  5
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.8%              117,014   Enel SpA                                             1,066,499
                                                                 1   Terna SpA                                                    3
                                                                                                                       ------------
                                                                                                                          1,066,502
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                       168   Snam Rete Gas SpA                                          815
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%              1   Pirelli & C SpA                                              1
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                            69   Alleanza Assicurazioni SpA                                 806
                                                             3,238   Assicurazioni Generali SpA                             121,001
                                                               781   Fondiaria-Sai SpA                                       34,241
                                                             3,200   Toro Assicurazioni SpA                                  85,085
                                                           116,714   Unipol SpA (Preference Shares)                         345,225
                                                                                                                       ------------
                                                                                                                            586,358
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software &                          1   Tiscali SpA (b)                                              3
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                68   Gruppo Editoriale L'Espresso SpA                           347
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   29,494   ENI SpA                                                873,141
                    Fuels - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury               1,424   Luxottica Group SpA                                     41,904
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation                             361   Autostrade SpA                                          10,701
                    Infrastructure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                         5,053,326
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Personal Products - 0.0%                   450   Oriflame Cosmetics SA                             $     14,921
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Luxembourg                       14,921
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.7%  Air Freight & Logistics - 0.1%           2,263   TNT NV                                                  85,742
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.4%                         8,947   Akzo Nobel NV                                          550,588
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                 16,133   ABN AMRO Holding NV                                    470,040
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                    1,168   Buhrmann NV                                             17,592
                    Supplies - 0.0%                            477   Randstad Holdings NV                                    27,136
                                                               312   Vedior NV                                                5,838
                                                                                                                       ------------
                                                                                                                             50,566
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                      143   Euronext NV                                             13,885
                    Services - 0.9%                         25,495   ING Groep NV CVA                                     1,120,343
                                                                                                                       ------------
                                                                                                                          1,134,228
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           66,222   Koninklijke KPN NV                                     843,902
                    Services - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment &                         598   Fugro NV                                                25,172
                    Services - 0.3%                         11,696   SBM Offshore NV                                        317,506
                                                                                                                       ------------
                                                                                                                            342,678
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                    14,591   Unilever NV                                            358,574
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                        23,049   Aegon NV                                               431,829
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           990   Stork NV                                                50,038
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             2,689   Reed Elsevier NV                                        44,793
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                   1,100   Mittal Steel Co. NV                                     38,347
                                                             4,195   Mittal Steel Co. NV                                    146,348
                                                                                                                       ------------
                                                                                                                            184,695
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              553   Rodamco Europe NV                                       64,342
                    (REITs) - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor           5,233   ASML Holding NV (b)                                    122,237
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                      5,317   Hagemeyer NV (b)                                        25,864
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands               4,760,116
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%       Airlines - 0.1%                          2,550   SAS AB (b)                                              33,446
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                           125   Yara International ASA                                   1,898
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.0%                    587   DnB NOR ASA                                              7,195
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           32,267   Telenor ASA                                            421,241
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Energy Equipment &                       2,072   Acergy SA (b)                                     $     35,441
                    Services - 0.2%                          2,306   Aker Kvaerner ASA                                      205,177
                                                               550   Petrojarl ASA (b)                                        5,915
                                                               600   Petroleum Geo-Services ASA (b)                          29,270
                                                               400   ProSafe ASA                                             24,545
                                                                 1   TGS Nopec Geophysical Co. ASA (b)                           16
                                                                                                                       ------------
                                                                                                                            300,364
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                    25,600   PAN Fish ASA (b)                                        20,186
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%            285   Orkla ASA                                               13,575
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                              401   Stolt-Nielsen SA                                        10,458
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                      550   Frontline Ltd.                                          21,009
                    Fuels - 0.1%                             3,689   Statoil ASA                                             87,292
                                                                                                                       ------------
                                                                                                                            108,301
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                          916,664
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.6%     Commercial Banks - 0.0%                  1,069   Banco Comercial Portugues SA Registered Shares           3,318
                                                             2,190   Banco Espirito Santo SA Registered Shares               33,429
                                                                                                                       ------------
                                                                                                                             36,747
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            2,575   Cimpor Cimentos de Portugal SA                          18,430
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           25,055   Portugal Telecom SGPS SA Registered Shares             312,624
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%               20,513   Energias de Portugal SA                                 88,868
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%        155,035   Sonae SGPS SA                                          269,056
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Portugal                        725,725
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.1%        Airlines - 0.0%                          4,866   Iberia Lineas Aereas de Espana                          13,068
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.5%                 40,469   Banco Bilbao Vizcaya Argentaria SA                     935,572
                                                             4,300   Banco Bilbao Vizcaya Argentaria SA (a)                  99,459
                                                            56,993   Banco Santander Central Hispano SA                     900,285
                                                                                                                       ------------
                                                                                                                          1,935,316
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                             909   ACS Actividades de Construccion y Servicios, SA         43,065
                    Engineering - 0.1%                          52   Grupo Ferrovial SA                                       4,176
                                                             2,504   Sacyr Vallehermoso SA                                  113,714
                                                                                                                       ------------
                                                                                                                            160,955
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           85,520   Telefonica SA                                        1,480,908
                    Services - 1.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%               11,554   Endesa SA                                              491,040
                                                             8,504   Iberdrola SA                                           380,268
                                                             1,420   Union Fenosa SA                                         72,455
                                                                                                                       ------------
                                                                                                                            943,763
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                      711   NH Hoteles SA                                           15,077
                    Leisure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         1,162   Corporacion Mapfre SA                                   24,258
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                 3   Sogecable SA (b)                                           107
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                       1   Acerinox SA                                       $         19
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                    6,595   Repsol YPF SA                                          196,074
                    Fuels - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                  8,424   Inditex SA                                             392,271
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                   2,099   Sociedad General de Aguas de Barcelona SA
                                                                     Class A                                                 68,095
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                         5,229,911
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%       Airlines - 0.0%                             17   SAS AB (b)                                                 222
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                    14   Assa Abloy AB B                                            260
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                     700   D Carnegie AB                                           14,757
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.8%                 16,405   Nordea Bank AB                                         214,897
                                                            28,315   Skandinaviska Enskilda Banken AB Class A               761,140
                                                             2,571   Svenska Handelsbanken Class A                           69,462
                                                                                                                       ------------
                                                                                                                          1,045,499
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                       48   Securitas AB                                               903
                    Supplies - 0.0%                             48   Securitas Systems AB (b)                                   180
                                                                                                                       ------------
                                                                                                                              1,083
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.1%         21,112   Telefonaktiebolaget LM Ericsson                         73,172
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                           5,284   Skanska AB Class B                                      89,406
                    Engineering - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer                        48   Securitas Direct AB (b)                                    121
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                      800   OMHEX AB                                                15,501
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              242   Tele2 AB                                                 2,444
                    Services - 0.1%                          9,005   TeliaSonera AB                                          57,752
                                                                                                                       ------------
                                                                                                                             60,196
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%             19   Axfood AB                                                  577
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,869   Getinge AB Class B                                      34,174
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                    137   Capio AB (b)                                             3,131
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.0%                           415   Atlas Copco AB                                          10,901
                                                               160   Atlas Copco AB Class B                                   4,006
                                                            25,796   SKF AB Class B                                         377,513
                                                             3,914   Sandvik AB                                              44,862
                                                             1,118   Volvo AB Class A                                        69,260
                                                            13,306   Volvo AB Class B                                       792,526
                                                                                                                       ------------
                                                                                                                          1,299,068
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                20   Modern Times Group AB                                    1,034
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                     600   Boliden AB                                              11,380
                                                             1,631   SSAB Svenskt Stal AB                                    30,379
                                                                                                                       ------------
                                                                                                                             41,759
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%             800   Svenska Cellulosa AB                              $     36,678
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 1,018   Fabege AB                                               22,503
                    Development - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                          2,217   Telelogic AB (b)                                         4,265
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                  4,630   Hennes & Mauritz AB B Shares                           193,639
                                                               529   Nobia AB                                                17,685
                                                                                                                       ------------
                                                                                                                            211,324
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                              51   Swedish Match AB                                           830
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                        2,955,560
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.1%  Auto Components - 0.0%                      48   Rieter Holding AG                                       20,613
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.7%                     1,067   Serono SA                                              918,984
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                    40   Geberit AG Registered Shares                            48,614
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.8%                  17,807   Credit Suisse Group                                  1,027,423
                                                            10,414   UBS AG                                                 621,211
                                                            10,540   UBS AG                                                 625,127
                                                                                                                       ------------
                                                                                                                          2,273,761
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                             2   Ciba Specialty Chemicals AG Registered Shares              120
                                                                 1   Clariant AG                                                 13
                                                               598   Syngenta AG                                             89,942
                                                                                                                       ------------
                                                                                                                             90,075
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                      515   Adecco SA Registered Shares                             30,987
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                4   Holcim Ltd.                                                326
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%              7,493   ABB Ltd.                                                98,297
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                     358   Kudelski SA                                             10,563
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.7%                     6,243   Nestle SA Registered Shares                          2,170,699
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                         2,573   Swiss Reinsurance Registered Shares                    196,368
                                                             2,598   Zurich Financial Services AG                           636,577
                                                                                                                       ------------
                                                                                                                            832,945
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           400   Saurer AG Registered Shares                             36,333
                                                                15   Schindler Holding AG                                       780
                                                                                                                       ------------
                                                                                                                             37,113
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                              560   Kuehne & Nagel International AG                         38,630
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.8%                  11,096   Novartis AG Registered Shares                          645,965
                                                             9,441   Roche Holding AG                                     1,627,772
                                                                                                                       ------------
                                                                                                                          2,273,737
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               7   Micronas Semiconductor Holding AG Registered
                    Equipment - 0.0%                                 Shares                                                     156
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury               3,942   Compagnie Financiere Richemont AG                 $    189,249
                    Goods - 0.2%                               358   The Swatch Group Ltd. Bearer Shares                     68,976
                                                               584   The Swatch Group Ltd. Registered Shares                 22,588
                                                                                                                       ------------
                                                                                                                            280,813
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                   9,126,313
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.6%              30,303   BAE Systems Plc                                        223,728
Kingdom - 22.5%                                             99,442   Cobham Plc                                             337,139
                                                            25,403   Rolls-Royce Group Plc                                  214,954
                                                                                                                       ------------
                                                                                                                            775,821
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.2%                         31,462   British Airways Plc (b)                                250,944
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                   7,198   GKN Plc                                                 38,622
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 1.2%                        65,990   Diageo Plc                                           1,163,007
                                                            38,766   Scottish & Newcastle Plc                               412,751
                                                                                                                       ------------
                                                                                                                          1,575,758
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                     215   3i Group Plc                                             3,757
                                                             4,499   ICAP Plc                                                43,364
                                                            48,114   Man Group Plc                                          402,635
                                                                                                                       ------------
                                                                                                                            449,756
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                        11,711   Imperial Chemical Industries Plc                        86,900
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.6%                 60,791   Barclays Plc                                           765,352
                                                            33,562   HBOS Plc                                               662,651
                                                           155,206   HSBC Holdings Plc                                    2,825,222
                                                            58,022   Lloyds TSB Group Plc                                   584,718
                                                            30,671   Royal Bank of Scotland Group Plc                     1,053,590
                                                                                                                       ------------
                                                                                                                          5,891,533
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                    2,720   Aggreko Plc                                             17,021
                    Supplies - 0.4%                         16,534   Brambles Industries Plc                                147,937
                                                             6,271   Capita Group Plc                                        64,133
                                                             1,782   Davis Service Group Plc                                 15,994
                                                            21,371   De La Rue Plc                                          228,341
                                                             1,544   Group 4 Securicor Plc                                    4,874
                                                            15,697   Hays Plc                                                42,369
                                                             3,802   Michael Page International Plc                          27,324
                                                                                                                       ------------
                                                                                                                            547,993
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                      4,938   Inchcape Plc                                            48,310
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication          221,136   BT Group Plc                                         1,107,022
                    Services - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                8,473   Scottish Power Plc                                     103,113
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                     490   Electrocomponents Plc                             $      2,547
                    Instruments - 0.0%                       3,829   Premier Farnell Plc                                     12,946
                                                                                                                       ------------
                                                                                                                             15,493
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%          8,093   Boots Group Plc                                        117,158
                                                            14,474   J Sainsbury Plc                                        101,522
                                                            81,889   Tesco Plc                                              550,668
                                                                                                                       ------------
                                                                                                                            769,348
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                     4,798   Tate & Lyle Plc                                         64,484
                                                             9,381   Unilever Plc                                           230,779
                                                                                                                       ------------
                                                                                                                            295,263
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,999   SSL International Plc                                   13,069
                    Supplies - 0.1%                          9,812   Smith & Nephew Plc                                      90,037
                                                                                                                       ------------
                                                                                                                            103,106
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                    3,348   Enterprise Inns Plc                                     65,978
                    Leisure - 0.6%                           8,071   Intercontinental Hotels Group Plc                      141,037
                                                             6,900   London Clubs International Plc (b)                      17,335
                                                             5,960   Ladbrokes Plc                                           43,307
                                                            36,343   Mitchells & Butlers Plc                                400,190
                                                             2,864   Punch Taverns Plc                                       51,866
                                                             2,390   Whitbread Plc                                           57,814
                                                                                                                       ------------
                                                                                                                            777,527
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                2,630   Barratt Developments  Plc                               52,369
                                                             1,140   Bellway Plc                                             27,427
                                                               993   Berkeley Group Holdings Plc                             24,948
                                                             2,918   Persimmon Plc                                           72,929
                                                             5,767   Taylor Woodrow Plc                                      38,215
                                                             3,684   Wimpey George Plc                                       35,646
                                                                                                                       ------------
                                                                                                                            251,534
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                4,531   Reckitt Benckiser Plc                                  187,384
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &           14,162   International Power Plc                                 82,800
                    Energy Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%          1,973   Cookson Group Plc                                       20,915
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                        26,360   Aviva Plc                                              385,540
                                                            15,390   Friends Provident Plc                                   55,626
                                                            67,471   Legal & General Group Plc                              179,595
                                                            52,649   Old Mutual Plc                                         164,728

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            25,314   Prudential Plc                                    $    313,736
                                                             7,160   Resolution Plc                                          82,587
                                                                 1   Royal & Sun Alliance Insurance Group                         3
                                                            21,200   Standard Life Plc (b)                                  107,218
                                                                                                                       ------------
                                                                                                                          1,289,033
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog                       4,560   GUS Plc                                                 82,282
                    Retail - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                         1,802   Charter Plc (b)                                         28,712
                                                             6,354   FKI Plc                                                 10,712
                                                            13,376   IMI Plc                                                126,614
                                                                                                                       ------------
                                                                                                                            166,038
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                            10,731   Aegis Group Plc                                         26,810
                                                             7,219   British Sky Broadcasting Plc                            73,626
                                                            15,309   ITV Plc                                                 27,667
                                                             7,365   Pearson Plc                                            104,625
                                                             7,550   Reed Elsevier Plc                                       83,560
                                                             3,353   Reuters Group Plc                                       27,214
                                                               117   United Business Media Plc                                1,448
                                                               732   Yell Group Plc                                           8,142
                                                                                                                       ------------
                                                                                                                            353,092
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.7%                  20,655   Anglo American Plc                                     861,541
                                                             8,526   Corus Group Plc                                         61,793
                                                            25,232   Rio Tinto Plc Registered Shares                      1,191,020
                                                             1,814   Xstrata Plc                                             74,783
                                                                                                                       ------------
                                                                                                                          2,189,137
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                  33,965   National Grid Plc                                      423,492
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.4%                 42,306   Marks & Spencer Group Plc                              507,735
                                                             1,025   Next Plc                                                36,301
                                                                                                                       ------------
                                                                                                                            544,036
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   36,270   BG Group Plc                                           439,698
                    Fuels - 4.8%                           266,682   BP Plc                                               2,899,205
                                                             9,428   Royal Dutch Shell Plc                                  310,304
                                                            73,985   Royal Dutch Shell Plc Class B                        2,505,553
                                                                                                                       ------------
                                                                                                                          6,154,760
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.9%                  26,313   AstraZeneca Plc                                      1,640,661
                                                            29,971   GlaxoSmithKline Plc                                    796,091
                                                                                                                       ------------
                                                                                                                          2,436,752
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                16,756   British Land Co. Plc                              $    426,920
                    Development - 0.6%                       2,320   Brixton Plc                                             22,925
                                                             2,955   Hammerson Plc                                           72,419
                                                             4,866   Land Securities Group Plc                              178,879
                                                             2,273   Liberty International Plc                               52,011
                                                             4,857   Slough Estates Plc                                      60,333
                                                                                                                       ------------
                                                                                                                            813,487
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                       1,785   Arriva Plc                                              22,006
                                                             3,621   Firstgroup Plc                                          33,193
                                                             8,549   Stagecoach Group Plc                                    20,281
                                                                                                                       ------------
                                                                                                                             75,480
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                          4,300   Misys Plc                                               18,173
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                  4,234   DSG International Plc                                   17,320
                                                             5,580   Galiform Plc                                            10,006
                                                             4,233   HMV Group Plc                                           12,809
                                                             6,578   Kingfisher Plc                                          30,134
                                                                                                                       ------------
                                                                                                                             70,269
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.3%                          15,463   British American Tobacco Plc                           417,084
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                   3,610   Severn Trent Plc                                        90,090
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication             215,124   Vodafone Group Plc                                     491,247
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom           28,993,594
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Europe - 65.7%               84,691,300
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.6%    Airlines - 0.0%                          8,251   Qantas Airways Ltd.                                     24,075
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                         1,801   Foster's Group Ltd.                                      8,655
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.2%                     6,830   CSL Ltd.                                               275,386
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                     349   Perpetual Trustees Australia Ltd.                       19,038
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                         3,034   Orica Ltd.                                              50,875
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.0%                 13,780   Australia & New Zealand Banking Group Ltd.             276,211
                                                            10,296   Commonwealth Bank of Australia                         351,516
                                                            11,646   National Australia Bank Ltd.                           318,954
                                                            13,041   Westpac Banking Corp.                                  221,011
                                                                                                                       ------------
                                                                                                                          1,167,692
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                   42,585   Brambles Industries Ltd.                          $    405,184
                    Supplies - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                           1,348   Leighton Holdings Ltd.                                  19,455
                    Engineering - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                      4,447   Pacific Brands Ltd.                                      8,396
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer                     3,456   ABC Learning Centres Ltd.                               16,145
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    3,963   Challenger Financial Services Group Ltd.                10,262
                    Services - 0.0%                            442   Suncorp-Metway Ltd.                                      7,237
                                                                                                                       ------------
                                                                                                                             17,499
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           64,469   Telstra Corp. Ltd.                                     178,489
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment &                       1,389   WorleyParsons Ltd.                                      17,414
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%          6,292   Woolworths Ltd.                                         95,129
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                         1   Futuris Corp. Ltd.                                           2
                                                            10,279   Goodman Fielder Ltd.                                    16,569
                                                                                                                       ------------
                                                                                                                             16,571
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                     2,466   Alinta Ltd.                                             20,979
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                  6,230   Mayne Group Ltd.                                        15,900
                    Services - 0.0%                            372   Sonic Healthcare Ltd.                                    3,659
                                                                                                                       ------------
                                                                                                                             19,559
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                      294   Aristocrat Leisure Ltd.                                  3,094
                    Leisure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                       4,367   Computershare Ltd.                                      25,126
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%        109,977   CSR Ltd.                                               244,570
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                        10,859   AMP Ltd.                                                72,446
                                                             8,393   AXA Asia Pacific Holdings Ltd.                          40,711
                                                             7,844   QBE Insurance Group Ltd.                               143,413
                                                                                                                       ------------
                                                                                                                            256,570
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                            12,220   John Fairfax Holdings Ltd.                              38,483
                                                           140,892   Macquarie Communications Infrastructure Group          651,874
                                                                                                                       ------------
                                                                                                                            690,357
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.2%                  29,376   BHP Billiton Ltd.                                      561,858
                                                             6,237   BlueScope Steel Ltd.                                    30,160
                                                             5,533   OneSteel Ltd.                                           17,342
                                                            15,833   Rio Tinto Ltd.                                         828,260
                                                             4,763   Zinifex Ltd.                                            41,764
                                                                                                                       ------------
                                                                                                                          1,479,384
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                  4,593   Harvey Norman Holdings Ltd.                             12,133
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                      320   Origin Energy Ltd.                                $      1,593
                    Fuels - 0.1%                             3,766   Paladin Resources Ltd. (b)                              13,349
                                                             5,780   Santos Ltd.                                             48,266
                                                                                                                       ------------
                                                                                                                             63,208
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%           4,328   PaperlinX Ltd.                                          12,435
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts           13,028   CFS Retail Property Trust                               19,639
                    (REITs) - 0.5%                              39   CFS Retail Property Trust (b)                               58
                                                             7,953   Centro Properties Group/New                             47,776
                                                             4,736   Commonwealth Property Office Fund                        4,983
                                                             9,944   ING Industrial Fund                                     17,513
                                                             6,110   Multiplex Group                                         16,050
                                                               384   Stockland (b)                                            2,083
                                                            39,989   Westfield Group                                        561,624
                                                                                                                       ------------
                                                                                                                            669,726
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   460   Lend Lease Corp., Ltd.                                   5,499
                    Development - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                       5,069   Toll Holdings Ltd.                                      58,214
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation                               1   Macquarie Airports                                           2
                    Infrastructure - 0.0%                    7,596   Sydney Roads Group (b)(f)                                6,292
                                                                                                                       ------------
                                                                                                                              6,294
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                     5,887,151
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.1%    Commercial Banks - 0.1%                 35,400   Bank of East Asia Ltd.                                 161,503
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%             59   Foxconn International Holdings Ltd. (b)                    182
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   12,000   Hong Kong Exchanges and Clearing Ltd.                   87,549
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                5,000   CLP Holdings Ltd.                                       30,287
                                                            13,500   HongKong Electric Holdings                              63,149
                                                                                                                       ------------
                                                                                                                             93,436
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   5,500   Kingboard Chemical Holdings Ltd.                        19,799
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                   14,000   Shangri-La Asia Ltd.                                    31,118
                    Leisure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                  564   Techtronic Industries Co.                                  832
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                            2,159   Orient Overseas International Ltd.                       8,783
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             3,000   Television Broadcasts Ltd.                              16,170
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              500   The Link REIT                                            1,041
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                31,000   Cheung Kong Holdings Ltd.                              332,786
                    Development - 0.8%                      17,000   Hang Lung Properties Ltd.                               36,303
                                                            82,600   Henderson Investment Ltd.                              149,040
                                                             7,000   Hysan Development Company Ltd.                          17,949
                                                            39,000   New World Development Ltd.                              67,167

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           128,000   Sino Land Co.                                     $    226,687
                                                             9,500   Swire Pacific Ltd. Class A                              99,240
                                                            11,000   Wharf Holdings Ltd.                                     37,691
                                                                                                                       ------------
                                                                                                                            966,863
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                      12,000   MTR Corp.                                               30,122
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                  2,500   Esprit Holdings Ltd.                                    22,795
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation                             321   Hopewell Holdings                                          915
                    Infrastructure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                     1,441,108
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 21.7%       Air Freight & Logistics - 0.0%           2,000   Yamato Transport Co., Ltd.                              28,950
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                          6,000   All Nippon Airways Co., Ltd.                            24,292
                                                            65,000   Japan Airlines Corp.                                   127,176
                                                                                                                       ------------
                                                                                                                            151,468
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                  10,000   Bridgestone Corp.                                      202,007
                                                             3,900   Denso Corp.                                            137,086
                                                             1,600   NOK Corp.                                               39,504
                                                             2,000   Sumitomo Rubber Industries, Ltd.                        22,022
                                                             5,700   Tokai Rika Co. Ltd.                                    110,799
                                                               500   Toyoda Gosei Co., Ltd.                                  11,011
                                                             2,700   Toyota Industries Corp.                                114,572
                                                                                                                       ------------
                                                                                                                            637,001
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 2.1%                      24,200   Honda Motor Co., Ltd.                                  813,738
                                                            21,100   Nissan Motor Co., Ltd.                                 236,440
                                                            28,900   Toyota Motor Corp.                                   1,571,490
                                                             1,700   Yamaha Motor Co., Ltd.                                  45,068
                                                                                                                       ------------
                                                                                                                          2,666,736
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                         6,700   Asahi Breweries Ltd.                                    97,721
                                                               500   Coca-Cola West Holdings Co. Ltd.                         9,994
                                                             7,000   Kirin Brewery Co., Ltd.                                 93,499
                                                             3,000   Sapporo Holdings Ltd. (f)                               14,255
                                                                                                                       ------------
                                                                                                                            215,469
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                 6,000   Asahi Glass Co., Ltd.                                   74,044
                                                             2,000   Central Glass Co., Ltd.                                 11,079
                                                             3,400   Daikin Industries Ltd.                                 100,792
                                                             2,600   JS Group Corp.                                          54,394
                                                             2,000   Sanwa Shutter Corp.                                     11,350
                                                             5,000   Toto Ltd.                                               47,177
                                                                                                                       ------------
                                                                                                                            298,836
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                  13,000   Daiwa Securities Group, Inc.                      $    151,730
                                                             1,100   Matsui Securities Co., Ltd.                              9,177
                                                             3,000   Mitsubishi UFJ Securities Co.                           37,606
                                                            10,500   Nikko Cordial Corp.                                    121,840
                                                            15,600   Nomura Holdings, Inc.                                  274,832
                                                                 1   SBI E*trade Securities Co. Ltd.                          1,127
                                                               111   SBI Holdings, Inc.                                      39,722
                                                             5,000   Shinko Securities Co., Ltd.                             19,777
                                                                                                                       ------------
                                                                                                                            655,811
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.1%                        11,000   Asahi Kasei Corp.                                       70,436
                                                             5,000   Denki Kagaku Kogyo Kabushiki Kaisha                     19,396
                                                             3,500   Kuraray Co., Ltd.                                       38,953
                                                            12,500   Mitsubishi Chemical Holdings Corp.                      78,347
                                                             2,000   Mitsubishi Gas Chemical Co., Inc.                       21,734
                                                             5,000   Mitsubishi Rayon Co., Ltd.                              33,033
                                                            43,000   Mitsui Chemicals, Inc.                                 309,575
                                                             2,000   Nippon Sanso Corp.                                      16,991
                                                             2,000   Nissan Chemical Industries Ltd.                         23,665
                                                             5,400   Shin-Etsu Chemical Co., Ltd.                           344,861
                                                            10,000   Showa Denko KK                                          43,112
                                                            10,000   Sumitomo Chemical Co., Ltd.                             74,705
                                                             9,000   Teijin Ltd.                                             48,482
                                                             6,000   Toray Industries, Inc.                                  45,179
                                                            52,000   Tosoh Corp.                                            210,969
                                                            10,000   Ube Industries Ltd.                                     28,374
                                                                                                                       ------------
                                                                                                                          1,407,812
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.5%                  9,000   The 77 Bank Ltd.                                        62,432
                                                             3,000   The Bank of Kyoto Ltd.                                  30,339
                                                            12,000   The Bank of Yokohama Ltd.                               94,524
                                                             4,000   The Chiba Bank Ltd.                                     35,675
                                                             4,000   The Gunma Bank Ltd.                                     29,577
                                                            10,000   Hokuhoku Financial Group, Inc.                          37,691
                                                             7,000   The Joyo Bank Ltd.                                      41,562
                                                                26   Mitsubishi UFJ Financial Group, Inc.                   334,731
                                                            24,000   Mitsui Trust Holdings, Inc.                            273,205

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               107   Mizuho Financial Group, Inc.                      $    830,153
                                                               103   Resona Holdings, Inc.                                  308,830
                                                                 3   Sapporo Hokuyo Holdings, Inc.                           32,779
                                                            29,000   Shinsei Bank Ltd.                                      176,852
                                                             7,000   The Shizuoka Bank Ltd.                                  76,128
                                                                70   Sumitomo Mitsui Financial Group, Inc.                  735,188
                                                            13,000   The Sumitomo Trust & Banking Co., Ltd.                 136,095
                                                             2,000   Suruga Bank Ltd.                                        25,003
                                                                                                                       ------------
                                                                                                                          3,260,764
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                      600   Arrk Corp.                                               7,882
                    Supplies - 0.2%                          5,000   Dai Nippon Printing Co., Ltd.                           77,203
                                                               300   Meitec Corp.                                             9,224
                                                             3,000   Secom Co., Ltd.                                        148,647
                                                             2,000   Toppan Printing Co., Ltd.                               22,191
                                                                                                                       ------------
                                                                                                                            265,147
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%          1,000   Uniden Corp.                                            10,545
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.5%          20,000   Fujitsu Ltd.                                           164,994
                                                               500   Mitsumi Electric Company, Ltd.                           6,903
                                                            33,000   NEC Corp.                                              181,400
                                                             1,300   Seiko Epson Corp.                                       35,455
                                                            30,500   Toshiba Corp.                                          197,883
                                                                                                                       ------------
                                                                                                                            586,635
                    ---------------------------------------------------------------------------------------------------------------
                    Construction &                          10,000   Kajima Corp.                                            45,738
                    Engineering - 0.2%                       1,000   Kinden Corp.                                             8,258
                                                             3,000   Nishimatsu Construction Co., Ltd.                       11,206
                                                             6,000   Obayashi Corp.                                          42,282
                                                             2,000   Okumura Corp.                                           10,994
                                                             9,000   Shimizu Corp.                                           51,455
                                                            11,000   Taisei Corp.                                            39,504
                                                             1,000   Toda Corp.                                               4,684
                                                                                                                       ------------
                                                                                                                            214,121
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            5,000   Sumitomo Osaka Cement Co., Ltd.                         14,822
                                                            10,000   Taiheiyo Cement Corp.                                   37,014
                                                                                                                       ------------
                                                                                                                             51,836
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.6%                  1,360   Acom Co., Ltd.                                    $     58,056
                                                             4,200   Aiful Corp.                                            162,571
                                                               500   Credit Saison Co., Ltd.                                 21,090
                                                               600   Hitachi Capital Corp.                                   11,434
                                                               700   ORIX Corp.                                             193,580
                                                             1,050   Promise Co., Ltd.                                       41,799
                                                                60   Shohkoh Fund & Co., Ltd.                                11,389
                                                             5,470   Takefuji Corp.                                         251,111
                                                                                                                       ------------
                                                                                                                            751,030
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%            1,700   Toyo Seikan Kaisha Ltd.                                 32,541
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer                       800   Benesse Corp.                                           29,611
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               53   Nippon Telegraph & Telephone Corp.                     260,365
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%               10,200   Chubu Electric Power Co., Inc.                         265,227
                                                             2,500   The Kansai Electric Power Co., Inc.                     57,701
                                                             3,700   Kyushu Electric Power Co., Inc.                         87,435
                                                             8,700   Tohoku Electric Power Co., Inc.                        190,484
                                                             7,200   The Tokyo Electric Power Co., Inc.                     207,343
                                                                                                                       ------------
                                                                                                                            808,190
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%              1,000   Fujikura Ltd.                                           10,952
                                                             7,000   Furukawa Electric Co., Ltd.                             46,246
                                                             2,000   Hitachi Cable, Ltd.                                      9,029
                                                            24,000   Mitsubishi Electric Corp.                              202,261
                                                             5,500   Sumitomo Electric Industries Ltd.                       74,489
                                                                                                                       ------------
                                                                                                                            342,977
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   2,000   Alps Electric Co., Ltd.                                 20,904
                    Instruments - 0.9%                       3,630   Citizen Watch Co., Ltd.                                 29,885
                                                             2,000   Dainippon Screen Manufacturing Co., Ltd.                18,193
                                                               100   Hirose Electric Co., Ltd.                               13,255
                                                            73,000   Hitachi Ltd.                                           426,011
                                                             2,100   Hoya Corp.                                              79,151
                                                               600   Ibiden Co., Ltd.                                        31,711
                                                               200   Keyence Corp.                                           46,076
                                                             1,100   Kyocera Corp.                                           94,194
                                                               400   Mabuchi Motor Co., Ltd.                                 24,461
                                                             1,500   Murata Manufacturing Co., Ltd.                         104,180
                                                             2,000   Nippon Electric Glass Co.                               44,128
                                                             6,000   Oki Electric Industry Co., Ltd.                         13,518
                                                             3,200   Omron Corp.                                             78,601

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1,300   TDK Corp.                                         $    104,163
                                                             1,000   Taiyo Yuden Co., Ltd.                                   15,026
                                                             2,000   Yaskawa Electric Corp.                                  19,650
                                                             2,300   Yokogawa Electric Corp.                                 30,234
                                                                                                                       ------------
                                                                                                                          1,193,341
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%          9,100   Circle K Sunkus Co., Ltd.                              171,109
                                                             7,300   Lawson, Inc.                                           256,596
                                                             8,736   Seven & I Holdings Co. Ltd.                            281,174
                                                             2,000   UNY Co., Ltd.                                           26,528
                                                                                                                       ------------
                                                                                                                            735,407
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                     5,000   Ajinomoto Co., Inc.                                     53,869
                                                               700   House Foods Corp.                                       11,561
                                                             1,100   Katokichi Co., Ltd.                                      8,991
                                                             1,000   Kikkoman Corp.                                          11,663
                                                             3,000   Meiji Dairies Corp.                                     20,277
                                                             3,000   Nichirei Corp.                                          15,830
                                                             2,000   Nippon Meat Packers, Inc.                               22,479
                                                             2,000   Nisshin Seifun Group, Inc.                              20,870
                                                               900   QP Corp.                                                 8,507
                                                            15,000   Toyo Suisan Kaisha, Ltd.                               216,364
                                                               900   Yakult Honsha Co., Ltd.                                 26,452
                                                             6,000   Yamazaki Baking Co., Ltd.                               58,188
                                                                                                                       ------------
                                                                                                                            475,051
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    19,000   Osaka Gas Co., Ltd.                                     66,302
                                                             2,000   Tokyo Gas Co., Ltd.                                     10,028
                                                                                                                       ------------
                                                                                                                             76,330
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,000   Olympus Corp.                                           29,475
                    Supplies - 0.0%                            600   Terumo Corp.                                            22,767
                                                                                                                       ------------
                                                                                                                             52,242
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                    200   Alfresa Holdings Corp.                                  12,688
                    Services - 0.1%                          1,100   Mediceo Paltac Holdings Co. Ltd.                        22,547
                                                               600   Suzuken Co., Ltd.                                       22,513
                                                                                                                       ------------
                                                                                                                             57,748
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.3%                2,200   Casio Computer Co., Ltd.                          $     44,348
                                                             1,100   Daito Trust Construction Co., Ltd.                      59,721
                                                             4,000   Daiwa House Industry Co., Ltd.                          69,284
                                                            61,000   HASEKO Corp. (b)                                       210,282
                                                             1,000   Makita Corp.                                            29,391
                                                            15,000   Matsushita Electric Industrial Co., Ltd.               317,622
                                                             5,000   Sekisui Chemical Co., Ltd.                              42,180
                                                             7,000   Sekisui House Ltd.                                     105,950
                                                            14,000   Sharp Corp.                                            240,122
                                                            13,000   Sony Corp.                                             526,320
                                                                                                                       ------------
                                                                                                                          1,645,220
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.4%                       4,600   CSK Holdings Corp.                                     192,470
                                                               300   Itochu Techno-Science Corp.                             15,246
                                                                 6   NET One Systems Co., Ltd.                                8,334
                                                                19   NTT Data Corp.                                          87,706
                                                             6,300   TIS, Inc.                                              148,609
                                                                                                                       ------------
                                                                                                                            452,365
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &              600   Electric Power Development Co.                          21,395
                    Energy Traders - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                         6,000   Millea Holdings, Inc.                                  209,376
                                                            13,000   Mitsui Sumitomo Insurance Co., Ltd.                    162,631
                                                             9,000   Sompo Japan Insurance, Inc.                            117,927
                                                               350   T&D Holdings, Inc.                                      25,346
                                                                                                                       ------------
                                                                                                                            515,280
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software &                        157   Yahoo! Japan Corp.                                      59,109
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                      7,400   Fuji Photo Film Co., Ltd.                              270,139
                    Products - 0.4%                            731   Namco Bandai Holdings, Inc.                             11,498
                                                             1,000   Nikon Corp.                                             20,667
                                                               500   Sankyo Co., Ltd. (Gunma)                                26,723
                                                             2,000   Sega Sammy Holdings, Inc.                               64,371
                                                               800   Shimano, Inc.                                           22,361
                                                             3,200   Yamaha Corp.                                            67,353
                                                                                                                       ------------
                                                                                                                            483,112
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.4%                         4,000   Amada Co., Ltd.                                         40,181
                                                               500   GLORY Ltd.                                               9,698
                                                             3,000   Hino Motors Ltd.                                        16,237
                                                             1,000   JTEKT Corp.                                             19,396
                                                             2,000   Kawasaki Heavy Industries Ltd.                           6,623
                                                            11,000   Komatsu Ltd.                                           190,065

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1,000   Komori Corp.                                      $     20,370
                                                             7,000   Kubota Corp.                                            57,511
                                                             1,000   Mitsubishi Heavy Industries Ltd.                         4,142
                                                             1,000   NGK Insulators Ltd.                                     14,060
                                                             5,000   NSK Ltd.                                                42,223
                                                             3,000   NTN Corp.                                               23,733
                                                               500   SMC Corp.                                               66,192
                                                             3,000   Sumitomo Heavy Industries Ltd.                          25,130
                                                               200   THK Co., Ltd.                                            4,726
                                                                                                                       ------------
                                                                                                                            540,287
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.3%                            5,000   Kawasaki Kisen Kaisha Ltd.                              31,593
                                                            43,000   Mitsui OSK Lines Ltd.                                  317,952
                                                             4,000   Nippon Yusen Kabushiki Kaisha                           24,359
                                                                                                                       ------------
                                                                                                                            373,904
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                19   Dentsu, Inc.                                            51,658
                                                                36   Fuji Television Network, Inc.                           81,413
                                                                                                                       ------------
                                                                                                                            133,071
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                   9,400   JFE Holdings, Inc.                                     368,627
                                                            29,000   Kobe Steel Ltd.                                         91,128
                                                            10,000   Mitsubishi Materials Corp.                              41,248
                                                             6,000   Mitsui Mining & Smelting Co., Ltd.                      30,949
                                                             5,000   Nippon Light Metal Co., Ltd.                            12,578
                                                            64,000   Nippon Steel Corp.                                     263,448
                                                             8,000   Nisshin Steel Co., Ltd.                                 23,716
                                                            43,000   Sumitomo Metal Industries Ltd.                         164,985
                                                             2,000   Sumitomo Metal Mining Co., Ltd.                         26,223
                                                               900   Tokyo Steel Manufacturing Co., Ltd.                     14,171
                                                                                                                       ------------
                                                                                                                          1,037,073
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                  2,000   Daimaru, Inc.                                           24,715
                                                             2,000   Hankyu Department Stores                                16,923
                                                             3,600   Isetan Co., Ltd.                                        60,770
                                                             6,000   Takashimaya Co., Ltd.                                   76,229
                                                                                                                       ------------
                                                                                                                            178,637
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.8%               15,279   Canon, Inc.                                            797,185
                                                            13,000   Ricoh Co., Ltd.                                        258,756
                                                                                                                       ------------
                                                                                                                          1,055,941
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                        5   Inpex Holdings, Inc. (b)                          $     39,724
                    Fuels - 0.1%                             9,500   Nippon Mining Holdings, Inc.                            67,188
                                                             7,000   Nippon Oil Corp.                                        51,582
                                                             3,000   TonenGeneral Sekiyu KK                                  27,112
                                                                                                                       ------------
                                                                                                                            185,606
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.3%              87   Nippon Paper Group, Inc.                               315,386
                                                             9,000   OJI Paper Co., Ltd.                                     49,320
                                                                                                                       ------------
                                                                                                                            364,706
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                   300   Aderans Co., Ltd.                                        7,775
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.2%                   5,700   Astellas Pharma, Inc.                                  229,323
                                                               500   Daiichi Sankyo Co. Ltd.                                 14,187
                                                             1,500   Eisai Co., Ltd.                                         72,545
                                                             1,000   Kaken Pharmaceutical Co., Ltd.                           6,810
                                                             4,000   Kyowa Hakko Kogyo Co., Ltd.                             28,188
                                                               700   Santen Pharmaceutical Co., Ltd.                         17,757
                                                             2,000   Taisho Pharmaceutical Co., Ltd.                         38,369
                                                            18,100   Takeda Pharmaceutical Co., Ltd.                      1,129,861
                                                             2,000   Tanabe Seiyaku Co., Ltd.                                25,071
                                                                                                                       ------------
                                                                                                                          1,562,111
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 6,000   Mitsui Fudosan Co., Ltd.                               136,450
                    Development - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.8%                          36   Central Japan Railway Co.                              384,195
                                                                34   East Japan Railway Co.                                 237,869
                                                             6,000   Keio Electric Railway Co., Ltd.                         40,046
                                                             3,000   Keisei Electric Railway Co., Ltd.                       18,397
                                                             1,000   Kintetsu Corp.                                           3,134
                                                            10,000   Nippon Express Co., Ltd.                                53,615
                                                             7,000   Odakyu Electric Railway Co., Ltd.                       44,526
                                                             3,000   Seino Holdings Corp.                                    35,294
                                                             9,000   Tobu Railway Co., Ltd.                                  45,433
                                                            11,000   Tokyu Corp.                                             75,653
                                                                24   West Japan Railway Co.                                 102,655
                                                                                                                       ------------
                                                                                                                          1,040,817
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor           1,000   Advantest Corp.                                         49,634
                    Equipment - 0.4%                         1,300   Rohm Co., Ltd.                                         120,789
                                                               700   Shinko Electric Industries                              19,506
                                                               500   Sumco Corp.                                             37,056
                                                             4,700   Tokyo Electron Ltd.                                    347,529
                                                                                                                       ------------
                                                                                                                            574,514
                    ---------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                            400   Fuji Soft, Inc.                                   $     10,435
                                                               800   Konami Corp.                                            20,328
                                                               700   Nintendo Co., Ltd.                                     144,310
                                                               100   Oracle Corp. Japan                                       4,328
                                                                                                                       ------------
                                                                                                                            179,401
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                    500   Aoyama Trading Co., Ltd.                                15,966
                                                               200   Autobacs Seven Co., Ltd.                                 7,521
                                                               100   Fast Retailing Co., Ltd.                                 9,393
                                                               200   Hikari Tsushin, Inc.                                    10,452
                                                             1,000   Shimachu Co., Ltd.                                      29,391
                                                               100   Shimamura Co., Ltd.                                      9,774
                                                               260   USS Co., Ltd.                                           16,715
                                                                                                                       ------------
                                                                                                                             99,212
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury               3,000   Gunze Ltd.                                              16,974
                    Goods - 0.1%                             3,000   Nisshinbo Industries, Inc.                              31,686
                                                             1,000   Tokyo Style Co., Ltd.                                   12,053
                                                             6,000   Toyobo Co., Ltd.                                        15,805
                                                                                                                       ------------
                                                                                                                             76,518
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                              47   Japan Tobacco, Inc.                                    182,721
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                        700   Hitachi High-Technologies Corp.                         19,803
                    Distributors - 0.9%                     15,000   Itochu Corp.                                           116,250
                                                            16,000   Marubeni Corp.                                          79,685
                                                            22,100   Mitsubishi Corp.                                       415,551
                                                            12,000   Mitsui & Co., Ltd.                                     152,662
                                                            60,500   Sojitz Corp. (b)                                       196,773
                                                            11,000   Sumitomo Corp.                                         137,238
                                                                                                                       ------------
                                                                                                                          1,117,962
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  25   KDDI Corp.                                             155,846
                    Services - 0.5%                            212   NTT DoCoMo, Inc.                                       326,803
                                                             7,800   Softbank Corp.                                         161,530
                                                                                                                       ------------
                                                                                                                            644,179
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                        27,933,330
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Construction Materials - 0.1%           17,914   Fletcher Building Ltd.                            $    100,352
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            2,074   Telecom Corp. of New Zealand Ltd.                        5,889
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                  291   Contact Energy Ltd.                                      1,358
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                    4,356   Sky City Ltd.                                           15,074
                    Leisure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                2,277   Fisher & Paykel Appliances Holdings Ltd.                 5,367
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         4,753   Tower Ltd. (b)                                          10,054
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation                              44   Auckland International Airport Ltd.                         58
                    Infrastructure - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in New Zealand                     138,152
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.6%    Airlines - 0.1%                         12,000   Singapore Airlines Ltd.                                110,439
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                 12,000   DBS Group Holdings Ltd.                                145,234
                                                             7,134   Oversea-Chinese Banking Corp.                           29,455
                                                             5,000   United Overseas Bank Ltd.                               51,374
                                                                                                                       ------------
                                                                                                                            226,063
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%              50   Creative Technology Ltd.                                   328
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                         99   Jardine Cycle & Carriage Ltd.                              749
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           24,616   Singapore Telecommunications Ltd.                       37,861
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.3%             90   Fraser and Neave Ltd.                                      235
                                                             1,000   Haw Par Corp. Ltd.                                       4,003
                                                            38,956   Keppel Corp. Ltd.                                      363,432
                                                                                                                       ------------
                                                                                                                            367,670
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 4,884   Allgreen Properties Ltd.                                 4,895
                    Development - 0.0%                      13,000   CapitaLand Ltd.                                         41,383
                                                                                                                       ------------
                                                                                                                             46,278
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                       4,969   SMRT Corp. Ltd.                                          3,477
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               1   Chartered Semiconductor Manufacturing Ltd. (b)               1
                    Equipment - 0.0%                         2,000   STATS ChipPAC Ltd. (b)                                   1,229
                                                                                                                       ------------
                                                                                                                              1,230
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                       794,095
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Pacific
                                                                     Basin/Asia - 28.1%                                  36,193,836
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks (Cost - $95,980,845) - 93.8%   120,885,136
-----------------------------------------------------------------------------------------------------------------------------------

North America - 0.9%                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                      17,640   iShares MSCI EAFE Index Fund                         1,194,581
States - 0.9%       ---------------------------------------------------------------------------------------------------------------
                                                                     Total Exchange-Traded Funds
                                                                     (Cost - $1,132,043) - 0.9%                           1,194,581
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%      Automobiles - 0.4%                         396   Porsche AG                                             409,755
                                                             1,304   Volkswagen AG, 4.35%                                    77,059
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in Europe - 0.4%                486,814
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held   Preferred Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%    Commercial Banks - 0.1%                  4,300   National Australia Bank Ltd., 7.875% (d)          $    189,243
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in the Pacific
                                                                     Basin/Asia - 0.1%                                      189,243
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks (Cost - $544,488) - 0.5%        676,057
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Face
                                                            Amount   Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%      Oil, Gas & Consumable            EUR    45,990   OMV AG, 1.50% due 12/01/2008 (d)                        80,076
                    Fuels - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Austria                80,076
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.1%       Communications Equipment - 0.1%        113,260   Alcatel SA, 4.75% due 1/01/2011 (d)                    151,252
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in France                151,252
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.1%   Diversified Financial            USD    40,000   Glencore Finance Europe SA, 4.125% due
                    Services - 0.1%                                  10/06/2010 (d)                                         121,980
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Luxembourg            121,980
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%  Electrical Equipment - 0.1%      CHF   125,000   ABB International Finance Ltd., 3.50% due
                                                                     9/10/2010 (d)                                          175,894
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Switzerland           175,894
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Europe - 0.4%         529,202
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%        Air Freight & Logistics - 0.0%   JPY 3,000,000   Yamato Transport Yamtra Series 7, 1.20% due
                                                                     9/30/2009 (d)                                           37,634
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.0%              2,000,000   The Bank of Fukuoka Ltd., Series 2, 1.10%
                                                                     due 9/28/2007 (d)                                       32,548
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                 5,000,000   Tokyo Gas Co. Ltd. Series 5, 1.20% due
                                                                     3/31/2009 (d)                                           73,863
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                  5,000,000   Mitsubishi Corp., 1% due 6/17/2011 (d)(g)               79,543
                    Distributors - 0.1%                  5,000,000   Mitsui & Co. Ltd. Series 6, 1.05% due
                                                                     9/30/2009 (d)                                           73,410
                                                                                                                       ------------
                                                                                                                            152,953
                    ---------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in the Pacific
                                                                     Basin/Asia - 0.2%                                      296,998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities
                                                                     (Cost - $697,170) - 0.6%                               826,200
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                     USD 1,741,105   BlackRock Liquidity Series, LLC Cash Sweep
                                                                     Series I, 5.18% (c)(e)                               1,741,105
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $1,741,105) - 1.4%                           1,741,105
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments (Cost - $100,095,651*) - 97.2%   125,323,079

                                                                     Other Assets Less Liabilities - 2.8%                 3,578,232
                                                                                                                       ------------
                                                                     Net Assets - 100.0%                               $128,901,311
                                                                                                                       ============

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 106,852,833
                                                                  =============
      Gross unrealized appreciation                               $  19,647,628
      Gross unrealized depreciation                                  (1,177,382)
                                                                  -------------
      Net unrealized appreciation                                 $  18,470,246
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
      Affiliate                                              Net Activity    Interest Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I      $916,736          $92,100
      --------------------------------------------------------------------------------------

(d)   Convertible security.
(e)   Represents the current yield as of September 30, 2006.
(f)   Security, or a portion of security, is on loan.
(g) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                         Settlement           Unrealized
      Purchased                                   Date             Depreciation
      -------------------------------------------------------------------------
      AUD     359,000                        November 2006         $     (4,882)
      CHF     794,500                        November 2006              (11,635)
      EUR     1,696,000                      November 2006              (25,791)
      GBP     825,000                        November 2006              (22,806)
      JPY     311,972,000                    November 2006              (60,320)
      SEK     1,087,000                      November 2006               (2,263)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $7,534,696)                                $   (127,697)
                                                                   ============
      -------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                         Settlement          Appreciation
      Sold                                        Date            (Depreciation)
      -------------------------------------------------------------------------
      AUD     150,000                        November 2006         $        909
      CHF     536,000                        November 2006                3,953
      EUR     1,381,000                      November 2006                3,663
      GBP     611,000                        November 2006               16,239
      JPY     185,290,000                    November 2006               13,060
      SEK     1,087,000                      November 2006                 (286)
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $5,202,098)                                $     37,538
                                                                   ============

o Financial futures contracts purchased as of September 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Number of                                                Expiration           Face            Appreciation
      Contracts            Issue                Exchange          Date              Value          (Depreciation)
      ----------------------------------------------------------------------------------------------------------
          19         DJ Euro Stoxx 50            Eurex        December 2006      $   919,712        $     22,081
          13       FTSE 100 Index Future         LIFFE        December 2006      $ 1,440,693              13,019
           4       Hang Seng Index Future      Hong Kong       October 2006      $   449,831                 847
           9        SPI 200 Index Future        Sydney        December 2006      $   840,515              29,242
          10        TOPIX Index Future           Tokyo        December 2006      $ 1,368,707                (816)
      ----------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                           $     64,373
                                                                                                    ============

o     Currency Abbreviations:

      AUD     Australian Dollar
      CHF     Swiss Franc
      EUR     Euro
      GBP     British Pound
      JPY     Japanese Yen
      SEK     Swedish Krona
      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 17, 2006